Earthquake Related Impairment Charges And Expenses (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Losses And Expenses Related To Assets

	Millions of Yen		Thousands of U.S. dollars
	2011	2012	2012
Impairment charges of long-lived assets	¥2,253	—	—
Impairment charge of identifiable intangible assets	1,900	—	—
Write-offs of damaged property and equipment	186	—	—
Repair expenses and others	116	¥342	$4,161

Total	¥4,455	¥342	$4,161